Annual Fund Operating Expenses (Vanguard Total Stock Market Index Fund Retail)	Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%	0.04%
12b-1 Distribution Fee	none	none
Other Expenses	0.02%	0.01%
Total Annual Fund Operating Expenses	0.17%	0.05%